Summary of Significant Accounting Policies - Additional Information (Detail)		12 Months Ended
	Oct. 26, 2022	Dec. 31, 2022
NuevaUnión
Disclosure of joint ventures [line items]
Ownership interest in joint venture		50.00%
Galore Creek Partnership
Disclosure of joint ventures [line items]
Ownership interest in joint operation		50.00%
Fort Hills Energy Limited Partnership
Disclosure of joint ventures [line items]
Ownership interest in joint operation		21.30%
Ownership interest in joint venture sale	21.30%	21.30%
Antamina
Disclosure of joint ventures [line items]
Ownership interest in joint operation		22.50%